UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Moncrief Willingham Energy Advisers, L.P.
Address: 909 Fannin
         Suite 2650
         Houston, Texas  77010

13F File Number:  28-12379

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Burton J. Willingham
Title:     Chief Investment Officer
Phone:     713.658.9900

Signature, Place, and Date of Signing:

     Burton J. Willingham     Houston, Texas     August 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $114,830 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BJ SVCS CO                     COM              055482103       11     1500 SH  CALL SOLE                     1500
BRIGHAM EXPLORATION CO         COM              109178103     6574  1120000 SH       SOLE                  1120000
BRONCO DRILLING CO INC         COM              112211107     5744   350000 SH       SOLE                   350000
CIMAREX ENERGY CO              COM              171798101     5912   150000 SH       SOLE                   150000
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     5078    50000 SH       SOLE                    50000
EDGE PETE CORP DEL             COM              279862106     5604   400000 SH       SOLE                   400000
EL PASO CORP                   COM              28336L109     6892   400000 SH       SOLE                   400000
ENCORE ACQUISITION CO          COM              29255W100     5560   200000 SH       SOLE                   200000
GEOMET INC DEL                 COM              37250U201     1682   219600 SH       SOLE                   219600
GEOMET INC DEL                 COM              37250U201     2109   275300 SH       SOLE                   275300
GLOBALSANTAFE CORP             SHS              G3930E101     7225   100000 SH       SOLE                   100000
GOODRICH CORP                  COM              382388106     5195   150000 SH       SOLE                   150000
MARINER ENERGY INC             COM              56845T305     2910   120000 SH       SOLE                   120000
MARINER ENERGY INC             COM              56845T305     1394    57500 SH       SOLE                    57500
NABORS INDUSTRIES LTD          SHS              G6359F103     4173   125000 SH       SOLE                   125000
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106     2789     5500 SH  PUT  SOLE                     5500
PETROHAWK ENERGY CORP          COM              716495106     9040   570000 SH       SOLE                   570000
ROSETTA RESOURCES INC          COM              777779307     7108   330000 SH       SOLE                   330000
ROWAN COS INC                  COM              779382100     4098   100000 SH       SOLE                   100000
TRANSOCEAN INC                 ORD              G90078109     7419    70000 SH       SOLE                    70000
VAALCO ENERGY INC              COM NEW          91851C201     6144  1272000 SH       SOLE                  1272000
VALERO ENERGY CORP NEW         COM              91913Y100     5540    75000 SH       SOLE                    75000
WEATHERFORD INTERNATIONAL LT   COM              G95089101     6629   120000 SH       SOLE                   120000